Segment Information (Details) - Schedule of Revenues by Service Lines - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue from External Customer [Line Items]
Total revenue	$ 142,812,726	$ 150,356,539	$ 152,022,381
IT consulting service [Member]
Revenue from External Customer [Line Items]
Total revenue	136,844,784	144,286,502	144,092,811
Customized IT solution service [Member]
Revenue from External Customer [Line Items]
Total revenue	3,147,593	4,554,200	6,738,118
Other [Member]
Revenue from External Customer [Line Items]
Total revenue	1,825,961	1,515,837	1,191,452
IT services subtotal [Member]
Revenue from External Customer [Line Items]
Total revenue	141,818,338	150,356,539	152,022,381
Academic education service [Member]
Revenue from External Customer [Line Items]
Total revenue	1,042,832
Inter-segment [Member]
Revenue from External Customer [Line Items]
Total revenue	$ (48,444)